CONSOLIDATED INCOME STATEMENTS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue	$ 425,772	$ 433,893	$ 476,659
Cost of sales	(395,545)	(401,363)	(455,508)
Gross profit	30,227	32,530	21,151
Other operating income	433	1,026	587
Selling, general and administrative, research and development expenses	(24,472)	(24,978)	(26,484)
Other operating expenses	0	(3)	(7)
Net impairment loss on financial and contract assets	(4,640)	(508)	(220)
Operating profit/(loss)	1,548	8,067	(4,973)
Finance costs	(2,527)	(1,650)	(1,251)
Finance income	205	120	123
Share of loss of associates	(2)	(1)	(1)
Exchange gain/(loss)	679	143	(4,425)
Other income	570	889	671
Other expenses	(9)	(3)	(1)
Profit/(loss) before tax	464	7,565	(9,857)
Income tax (expense)/benefit	(162)	(2,808)	1,345
Profit/(loss) for the year	302	4,757	(8,512)
Attributable to:
Equity holders of the parent	3,867	3,874	(2,642)
Non-controlling interests	(3,565)	883	(5,870)
Profit/(loss) for the year	$ 302	$ 4,757	$ (8,512)
Earnings/(loss) per share
Basic earnings (loss) per share (USD per share)	$ 0.19	$ 0.19	$ (0.19)
Diluted earnings (loss) per share (USD per share)	$ 0.19	$ 0.19	$ (0.19)